CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment activities
Net assets acquisition by business combination		$ 152,070,313
Investment in-kind in other related parties (Note 15)		1,434,802
Capitalization of interest on buildings in progress	$ 47,542
Investing activities	$ 47,542	153,505,115
Financing activities
Capitalization of convertible notes (Note 5.13)		12,211,638
Purchase of own shares		(23,915,029)
Financing activities		$ (11,703,391)